Significant Accounting Policies - Schedule of Impact on Consolidated Statement of Operations (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020		Dec. 31, 2019
Schedule Of Error Correction Impact On Financial Statements [Line Items]
Selling, general and administrative expenses	[1]	$ (1,480,968)	$ (1,351,483)		$ (889,421)
Finance costs	[1]	(86,441)	(91,294)		(19,232)
Loss before tax	[2]	1,473,613	(3,330,057)	[1],[3]	(392,338)	[1],[3]
Income tax (expense)/benefit		(3,002)	14,434	[1],[2],[3]	(1,162)	[1],[2],[3]
(Loss)/profit after tax for the year		1,470,611	(3,315,623)	[1]	(393,500)	[1]
(Loss)/profit after tax attributable to:
Equity holders of the parent		1,466,487	(3,333,171)	[1]	(405,109)	[1]
Non-controlling interests		$ 4,124	17,548	[1]	11,609	[1]
As Previously Reported
Schedule Of Error Correction Impact On Financial Statements [Line Items]
Selling, general and administrative expenses					(869,609)
Finance costs			(108,742)
Loss before tax			(3,347,505)		(372,526)
Income tax (expense)/benefit			14,434		(1,162)
(Loss)/profit after tax for the year			(3,333,071)		(373,688)
(Loss)/profit after tax attributable to:
Equity holders of the parent			(3,350,619)		(385,297)
Non-controlling interests			17,548		11,609
Share Based Payment Expense Adjustment
Schedule Of Error Correction Impact On Financial Statements [Line Items]
Selling, general and administrative expenses					(19,812)
Loss before tax					(19,812)
(Loss)/profit after tax for the year					(19,812)
(Loss)/profit after tax attributable to:
Equity holders of the parent					$ (19,812)
Interest Expense Adjustment
Schedule Of Error Correction Impact On Financial Statements [Line Items]
Finance costs			17,448
Loss before tax			17,448
(Loss)/profit after tax for the year			17,448
(Loss)/profit after tax attributable to:
Equity holders of the parent			$ 17,448

[1]	Refer to Note 2, Significant accounting policies, for detail on the revision of prior year comparatives.
[2]	Refer to Note 2, Significant accounting policies, for detail on the revision of prior year comparatives.
[3]	Previously reported comparatives for the years ended December 31, 2020 and 2019 have been re-presented for comparability with condensed disclosure for the year ended December 31, 2021.